ID PERFUMES, INC.
1250 E. Hallandale Beach Blvd, Suite 402
Hallandale Beach, FL  33009

April 30, 2013

Securities and Exchange Commission
Washington, D.C.

Re:          ID Perfumes, Inc.
Amendment No. 1to Registration Statement on Form 10
Filed April 30, 2013
File No. 000-52675

Dear Sir/Madam:

The following is filed in connection with the comment letter dated April 10, 2013.

The undersigned, on behalf of ID Perfumes, Inc. acknowledges that:

●	The Company is responsible for the adequacy and accuracy of the disclosure in the filing.

●	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filings; and

●	The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/Ilia Lekach
Ilia Lekach, chief executive officer